SCHEDULE OF SIGNIFICANT REVENUE AND EXPENSE CATEGORIES IN OPERATING SEGMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Revenue from external customers	$ 1,645,819	$ 12,784,230	$ 13,792,030	$ 11,198,252
Other segment income (expenses)	707,505	5,495,688	2,328,986	1,042,220
NET INCOME (LOSS)	(608,912)	(4,729,852)	(483,812)	(3,842,278)
Operating Segments [Member]
Revenue from external customers	1,645,819	12,784,230	13,792,030	11,198,252
Staff costs	(1,959,531)	(15,221,050)	(9,715,985)	(9,370,621)
General and administrative expenses	(1,002,705)	(7,788,720)	(6,888,843)	(6,330,309)
Other segment income (expenses)	707,505	5,495,688	2,331,986	1,042,220
NET INCOME (LOSS)	$ (608,912)	$ (4,729,852)	$ (480,812)	$ (3,460,458)